SCHEDULE OF CONSOLIDATED FINANCIAL INFORMATION (Parenthetical) (Details) - $ / shares	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value	$ 0.001		$ 0.001
Common Stock, Shares Authorized	100,000,000		100,000,000
Common Stock, Shares, Outstanding	32,958,288		32,958,288
Series A Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred stock, par value				$ 0.01
Interim Consolidated Financial Information [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred stock, par value		$ 0.01			$ 0.01
Preferred Stock, Shares Authorized		1,000,000			1,000,000
Common stock, par value						$ 0.001
Common Stock, Shares Authorized						100,000,000
Common Stock, Shares, Outstanding			32,958,288			32,958,288
Interim Consolidated Financial Information [Member] | Series A Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred stock, par value		$ 0.01			$ 0.01
Preferred Stock, Shares Outstanding		147			147